Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 10,435	¥ 9,879	¥ 9,491
Interest cost on projected benefit obligation	3,171	3,789	3,831
Expected return on plan assets	(1,791)	(1,617)	(1,569)
Amortization of prior service cost	(1,635)	(1,898)	(1,907)
Amortization of actuarial gains and losses	1,704	1,667	1,644
Net periodic pension cost	6,876	11,943	11,615
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	4,067	3,585	3,478
Interest cost on projected benefit obligation	1,690	1,891	1,897
Expected return on plan assets	(1,719)	(1,523)	(1,519)
Amortization of prior service cost	(618)	(356)	(357)
Amortization of actuarial gains and losses	1,288	1,077	1,024
Contribution from employees	(406)	(420)	(416)
Net periodic pension cost	¥ 4,302	¥ 4,254	¥ 4,107